Intangible Assets	12 Months Ended
Dec. 31, 2023
Intangible Assets
Intangible Assets

14.Intangible Assets

Intangible assets comprise the following:

		Purchased concessions,
		rights and other
In € thousand	Software	intangible assets	Total
Costs of acquisition
January 1, 2023	4,161	145	4,306
Additions	79	—	79
Disposal	(3,470)	(18)	(3,488)
December 31, 2023	770	127	897
Accumulated amortization/write downs
January 1, 2023	3,411	25	3,436
Amortization	386	8	394
Disposal	(3,470)	(18)	(3,488)
Impairment	60	1	61
December 31, 2023	387	16	403
Carrying amount:
December 31, 2022	750	120	870
December 31, 2023	383	111	494

		Purchased concessions,
		rights, and other
In € thousand	Software	in-tangible assets	Total
Costs of acquisition
January 1, 2022	3,998	108	4,106
Additions	163	37	200
Transfer from property, plant and equipment	—	—	—
December 31, 2022	4,161	145	4,306
Accumulated amortization/write downs
January 1, 2022	2,694	18	2,712
Amortization	717	7	724
December 31, 2022	3,411	25	3,436
Carrying amount:
December 31, 2021	1,304	90	1,394
December 31, 2022	750	120	870

In 2023, 2022 and 2021 all amortization was recognized in the profit or loss in each given year.

During the year, an impairment loss of €61 thousand (2022: nil and 2021: nil) relating to assets that were obsolete was recognized in the consolidated statement of operations.